UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04000

SUMMIT MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2009

Item 1. Report to Stockholders.


Calvert

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March 31, 2009

Semi-Annual Report

Calvert High-Yield Bond Fund

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President's Letter
1

Portfolio Management Discussion
4

Shareholder Expense Example
7

Schedule of Investments
9

Statement of Assets and Liabilities
12

Statement of Operations
13

Statements of Changes in Net Assets
14

Notes to Financial Statements
16

Financial Highlights
22

Explanation of Financial Tables
25

Proxy Voting and Availability of Quarterly Portfolio Holdings
27

Basis for Board's Approval of Investment Advisory Contract
27

Dear Shareholder:

The six months ended March 31, 2009 was a period of extraordinary turmoil and challenge in the financial markets. The financial system moved from the brink of collapse at the end of 2008 to showing some signs of stabilization in 2009. In an unprecedented fashion, virtually all major asset classes plummeted during September and October 2008 following the failure of brokerage firm Lehman Brothers. It was an extremely difficult period for all investors, particularly those whose portfolios were not shielded by the traditionally more stable fixed-income asset class. While many bond funds posted losses, they were generally not as dramatic as the declines in equity portfolios.

Facing an uncertain business and credit environment, and a faltering global economy, investors fled to the perceived safety of Treasuries and money market funds despite their low yields. By year-end, the yields of corporate bonds stood at historically high levels compared to the yields of Treasuries with similar maturities. The Barclays Capital U.S. Credit Index ended the year with a yield spread over comparable Treasuries of 515 basis points (a basis point is 0.01 percentage points), compared to a 10-year monthly average of approximately 150 basis points. In early 2009, however, the credit markets started to thaw as investors snapped up new corporate bond issues. By March, investors' enthusiasm for corporate debt had moderated.

Against this volatile backdrop, Calvert's fixed-income funds were not immune to the credit market turmoil. However, intensive credit-quality research and relative-value analysis did help us moderate, to some extent, the declines in the fixed-income portfolios that we manage.

Relief for Markets Under Pressure

Fortunately, in our view, government intervention to shore up the financial system and reinvigorate the economy has begun to take hold. The Federal Reserve and Treasury are doing all they can to get credit flowing freely through the system again, as are policy makers around the globe. The Treasury's new Public-Private Investment Partnership, announced in March, is designed to remove toxic assets from bank balance sheets and encourage lending to businesses and consumers, which is essential for market recovery.

With concerted action on the home front, and the type of global cooperation signified at the G20 meeting, we believe investor confidence will be restored and our financial systems will recover--slowly, and with new financial oversight, transparency, and regulations in place. As the markets grow more convinced that the global recovery has legs, we expect to see greater investor demand for assets offering higher yield and total return potential.

Confidence in Calvert Funds

As we move through the recession, with the potential for default rates still high, credit research and security selection will continue to be of paramount importance. In this challenging environment, Calvert will bring our 30 years of fixed-income experience to bear. Our taxable fixed-income portfolio management team, led by Senior Vice President Greg Habeeb, will continue to follow its time-tested strategy that seeks to optimize duration, yield curve positioning, sector allocation, and credit quality analysis in selecting securities for our portfolios. (Duration measures a portfolio's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the change in price for a given shift in interest rates.)

In December 2008, Calvert became investment advisor to Calvert High Yield Bond Fund and Calvert Short-Term Government Fund, which are portfolios formerly managed by Summit Investment Partners. In addition, on December 31, 2008, we launched Calvert Government Fund. We look forward to managing these Funds, which will give Calvert investors more ways to diversify their bond fund allocations.

Recently, Calvert Long-Term Income Fund (Class A shares) was among the winners of the 2009 Lipper award, marking its second consecutive year of winning the award. The award is given to the Fund with the highest score for consistent returns relative to its peers. Calvert Long-Term Income Fund was ranked first among 116 funds in the corporate debt BBB rated category as of December 31, 2008, based on its three-year risk-adjusted returns.1

Winning the Lipper award once again validates our investment team's active management strategy that relies on rigorous analysis and independent thinking--an approach we use across all our fixed-income funds.

Consult with Your Financial Advisor

If you're concerned about how to navigate the current market environment, talk with your financial advisor about whether your allocation to bonds is appropriate and well-diversified, given your goals, time horizon, and risk attitudes.

We also encourage you to visit our newly enhanced website, www.calvert.com, for frequent updates and commentary on economic and market developments from Calvert professionals. We are committed to continuing our efforts to identify opportunities that emerge in the fixed-income markets while we seek to meet our investors' long-term goals for stability and income. As always, we appreciate your business and hope to continue to serve you in the months and years to come.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
April 2009

1. Lipper Fund Awards are granted annually to the funds in each Lipper classification that achieve the highest score for Consistent Return, a measure of funds' historical risk-adjusted returns. The scores are subject to change every month and are calculated for the following periods: three-year, five-year, 10-year, and overall. The highest 20% of funds in each classification are named Lipper Leaders for Consistent Return. The highest Lipper Leader for Consistent Return value within each eligible classification determines the fund classification winner over three, five, or 10 years. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Source: Lipper, Inc.

Past performance is no guarantee of future results. Please keep in mind investment in mutual funds involves risk, including possible loss of principal invested.

For more complete information on any Calvert Fund, call your advisor or visit our website for a prospectus. An investor should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Portfolio Management Discussion

Gregory Habeeb
Senior Portfolio Manager of Calvert Asset Management Company

Performance

For the six months ended March 31, 2009, Calvert High Yield Bond Fund Class A shares (at NAV) returned -9.12% versus -13.50% for the benchmark Merrill Lynch High Yield Master II Index. A greater weighting toward bonds with higher credit quality drove the Fund's outperformance of the Index.

Investment Climate

The period can be broken down into two distinct halves. From October through December, a widespread panic that major global financial firms would fall like dominoes in the aftermath of the Lehman

Portfolio Statistics
March 31, 2009
Investment Performance
(total return at NAV*)
	6 Months ended 3/31/09	12 Months ended 3/31/09
Class A	-9.12%	-14.49%
Class I	-9.03%	-14.27%
Merrill Lynch High
Yield Master II
Index**	-13.50%	-20.28%
Lipper High
Current Yield
Funds Avg.	-15.35%	-20.73%

Maturity Schedule
	Weighted Average
	3/31/09	9/30/08
	6 years	7 years

SEC Yields
	30 days ended
	3/31/09	9/30/08
Class A	7.56%	8.56%
Class I	7.80%	9.21%

* Investment performance/return at NAV does not reflect the deduction of the Fund's maximum 3.75% front-end sales charge or any deferred sales charge.

** Source: Lipper Analytical Services, Inc.

Portfolio Statistics
March 31, 2009
Average Annual Total Returns
(with max. load)
Class A Shares*
One year	-17.70%
Five year	0.19%
Since inception	1.91%
(7/9/01)
Class I Shares
One year	-14.27%
Five year	1.22%
Since inception	2.67%
(7/9/01)

Past performance does not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance does not predict future results.

* Calvert High Yield Bond Fund first offered Class A shares on February 1, 2007. Performance results for Class A shares prior to that date reflect the performance of Class I shares adjusted to reflect Class A sales charges and expenses.

Brothers collapse roiled the credit markets. The markets for long-term credit froze and short-term money markets seized up until a variety of government programs helped calm the market before year-end. The difference in yields between bonds of high and low credit quality soared to record highs as liquidity evaporated from the markets.

The impact of the then 18-month-old crisis in the credit markets on the overall U.S. economy worsened. In the fourth quarter of 2008, economic growth, as measured by gross domestic product (GDP), declined at a 6.3% annual pace1--the worst quarterly performance since 1982. Concerns spread about a protracted recession. In December, the Fed cut the federal funds rate, its target interest rate, to near zero percent and aggressively sought to push down mortgage rates by buying mortgage-backed securities.

In the first quarter of 2009, most sectors of the credit markets thawed at least a bit and the window for new issues of investment-grade corporate bonds opened wide. The government also undertook a number of new initiatives to get the credit taps flowing to consumers again. On the other hand, two major U.S. automakers moved toward bankruptcy and several "rescued" organizations needed more government capital. Still, a relaxation of accounting rules and concrete signs of global cooperation at the G20 meeting cheered equity and credit markets at quarter-end.

During the reporting period, the yield on the benchmark 10-year Treasury note fell more than one percentage point to 2.71%. The rush to safety caused Treasury bill yields to plunge to the lowest levels since World War II, with the three-month T-bill yield falling to 0.21%.2 Headline inflation slid to a 0.2% pace for February 2009 while core inflation was 1.8%.3 GDP was expected to shrink at a 4.6% pace during the first quarter of 2009.4

Portfolio Strategy

The Fund was managed throughout the period with a bias towards higher-quality BB and B rated securities, which significantly outperformed lower-rated bonds. In fact, the BB rated sector of the Index returned -5.57% for the period compared with -26.85% for securities rated CCC and lower.

Outlook

We expect the credit markets to continue to recover but do not expect a return to the heady times of a few years ago. Since financial institutions must rebuild capital, they are not inclined to flood their balance sheets with new loans. Continued government intervention in the credit markets will remain a signature of this financial crisis. Overall, we expect the economy will contract for 2009, with the worst quarters in the first half of 2009. We also believe the federal funds rate will remain near zero percent. The good news for investors is that we do not expect a protracted period of consumer price deflation as seen earlier this decade in Japan.

April 2009

1. GDP data source: Commerce Department.

2. All interest rates data source: Federal Reserve.

3. Source: Bureau of Labor Statistics consumer price indexes.

4. Source: Wall Street Journal Economic Forecasting Survey, March 2009.
Economic Sectors	% of total investments
Asset Backed Securities	1.7%
Basic Materials	3.4%
Communications	29.3%
Consumer, Cyclical	8.5%
Consumer, Non-cyclical	16.8%
Energy	15.7%
Financial	4.7%
Industrials	6.7%
Mutual Funds	3.3%
Technology	2.1%
Telecommunication Services	0.2%
Utilities	7.6%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period* 10/1/08 - 3/31/09
Class A
Actual	$1,000.00	$908.80	$7.85
Hypothetical	$1,000.00	$1,016.70	$8.30
(5% return per
year before expenses)
Class I
Actual	$1,000.00	$909.70	$6.57
Hypothetical	$1,000.00	$1,018.05	$6.95
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.65% and 1.38% for Class A and Class I respectively, multiplied by the average account value over the period, multiplied by 182/365.

Schedule of Investments
March 31, 2009
	Principal
Asset Backed Securities - 1.5%	Amount	Value
AmeriCredit Automobile Receivables Trust, 4.63%, 6/6/12	$320,802	$303,331

Total Asset-Backed Securities (Cost $298,702)		303,331

Corporate Bonds - 81.3%
AES Corp., 9.75%, 4/15/16 (e)	500,000	470,000
Alcoa, Inc., 5.55%, 2/1/17	350,000	231,680
American Greetings Corp., 7.375%, 6/1/16	40,000	19,600
Anadarko Petroleum Corp., 8.70%, 3/15/19	500,000	500,539
ARAMARK Corp., 8.50%, 2/1/15	600,000	549,000
Arch Western Finance LLC, 6.75%, 7/1/13	250,000	231,250
Bausch & Lomb, Inc., 9.875%, 11/1/15 (e)	250,000	200,000
Charter Communications Operating LLC, 8.00%, 4/30/12 (e)(g)	250,000	228,750
Chesapeake Energy Corp.:
6.625%, 1/15/16	500,000	416,250
6.875%, 1/15/16	100,000	84,250
Community Health Systems, Inc., 8.875%, 7/15/15	350,000	330,750
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	316,250
Constellation Brands, Inc., 7.25%, 9/1/16	500,000	478,750
Crown Castle International Corp., 9.00%, 1/15/15	500,000	501,250
CSC Holdings, Inc., 7.625%, 4/1/11	500,000	496,250
DaVita, Inc., 7.25%, 3/15/15	125,000	120,000
Del Monte Corp., 6.75%, 2/15/15	250,000	236,875
Dole Food Co., Inc., 7.25%, 6/15/10	200,000	182,500
Dollar General Corp., 10.625%, 7/15/15	250,000	249,375
Edison Mission Energy, 7.50%, 6/15/13	500,000	395,000
Enterprise Products Operating LP, 7.034% to 1/15/18, floating
rate thereafter to 1/15/68 (r)	125,000	78,125
Fairpoint Communications, Inc., 13.125%, 4/1/18 (e)	500,000	105,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	100,000	92,750
Frontier Communications Corp.:
6.25%, 1/15/13	250,000	228,125
7.125%, 3/15/19	250,000	197,500
General Motors Corp., 7.70%, 4/15/16	250,000	36,250
Georgia-Pacific LLC, 7.125%, 1/15/17 (e)	300,000	279,000
Hanesbrands, Inc., 5.698%, 12/15/14 (r)	250,000	166,875
Harland Clarke Holdings Corp., 9.50%, 5/15/15	250,000	110,625
Harley-Davidson Funding Corp., 6.80%, 6/15/18 (e)	500,000	324,415
HCA, Inc., 9.25%, 11/15/16	500,000	456,250
Hertz Corp., 8.875%, 1/1/14	250,000	150,000
Idearc, Inc., 8.00%, 11/15/16 (f)	500,000	16,250
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	250,000	249,980
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	600,000	579,000
ION Media Networks, Inc., 11.00%, 7/31/13 (b)(w)*	493,849	988
iPCS, Inc., 3.295%, 5/1/13 (r)	600,000	450,000
Jarden Corp., 7.50%, 5/1/17	250,000	202,500
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601

	Principal
Corporate Bonds - Cont'd	Amount	Value
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	$300,000	$247,500
L-3 Communications Corp., 6.125%, 7/15/13	250,000	240,625
Lamar Media Corp., 6.625%, 8/15/15	100,000	73,500
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	54,000	33,480
New Albertsons, Inc., 8.35%, 5/1/10	500,000	501,250
Newfield Exploration Co., 6.625%, 9/1/14	500,000	453,750
Nexstar Finance Holdings LLC, 11.375%, 4/1/13	319,590	115,052
Nielsen Finance LLC:
11.625%, 2/1/14 (e)	250,000	225,312
10.00%, 8/1/14	250,000	216,250
NRG Energy, Inc., 7.25%, 2/1/14	500,000	470,000
PetroHawk Energy Corp., 7.875%, 6/1/15 (e)	250,000	220,000
Petroplus Finance Ltd., 7.00%, 5/1/17 (e)	245,000	176,400
Pride International, Inc., 7.375%, 7/15/14	150,000	148,125
Qwest Communications International, Inc., 7.50%, 2/15/14	500,000	432,500
R.H. Donnelley Corp., 6.875%, 1/15/13	500,000	27,500
Range Resources Corp., 7.375%, 7/15/13	178,000	169,100
Rock-Tenn Co., 9.25%, 3/15/16	250,000	249,375
Scientific Games Corp., 7.875%, 6/15/16 (e)	250,000	216,250
Simon Property Group LP, 10.35%, 4/1/19	200,000	194,193
Sprint Capital Corp., 7.625%, 1/30/11	500,000	461,250
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter
to 6/1/67 (r)	250,000	143,024
Ventas Realty LP, 7.125%, 6/1/15	150,000	133,500
Videotron Ltee, 9.125%, 4/15/18 (e)	500,000	507,500
Warnaco, Inc., 8.875%, 6/15/13	350,000	329,875
Windstream Corp., 8.625%, 8/1/16	300,000	295,500
Xerox Corp., 6.35%, 5/15/18	500,000	365,159

Total Corporate Bonds (Cost $20,211,231)		16,608,523

Equity Securities - 0.6%	Shares
Avado Brands, Inc. (b)*	9,462	95
Intermet Corp. (b)*	6,346	63
ION Media Networks, Inc., Series B, Preferred (b)*	6	2
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	-
Qwest Communications International, Inc.	10,000	34,200
Simonds Industries, Inc. (b)*	2,746	84,192

Total Equity Securities (Cost $1,366,778)		118,552

Mutual Funds - 2.9%
Eaton Vance Senior Floating-Rate Trust	28,184	235,336
Pioneer Floating Rate Trust	28,500	208,335
Van Kampen Senior Income Trust	59,000	140,420

Total Mutual Funds (Cost $1,184,036)		584,091

TOTAL INVESTMENTS (Cost $23,060,747) - 86.3%		17,614,497
Other assets and liabilities, net - 13.7%		2,798,490
Net Assets - 100%		$20,412,987

* Non-income producing security.

(b) This security was valued by the Board of Directors. See Note A.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Idearc, Inc. filed for Chapter 11 bankruptcy on March 31, 2009. This security is no longer accruing interest and subsequent to period end, $18,444 of interest was written off.

(g) Charter Communications, Inc. filed for Chapter 11 bankruptcy on March 27, 2009. Subsequent to period end, this security defaulted on the interest payment due April 30, 2009. These senior secured notes continue to accrue interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

See notes to financial statements.

Statement of Assets and Liabilities
March 31, 2009
Assets
Investments in securities, at value (Cost $23,060,747) - see accompanying schedule	$17,614,497
Cash	3,111,925
Receivable for securities sold	266,092
Receivable for shares sold	26,871
Interest and dividends receivable	426,644
Other assets	15,714
Total assets	21,461,743

Liabilities
Payable for securities purchased	950,656
Payable for shares redeemed	52,737
Payable to Calvert Asset Management Company, Inc.	21,626
Payable to Calvert Administrative Services Company	1,686
Payable to Calvert Shareholder Services, Inc.	112
Payable to Calvert Distributors, Inc.	408
Accrued expenses and other liabilities	21,531
Total liabilities	1,048,756
Net Assets	$20,412,987

Net Assets Consist of:
Paid-in capital applicable to the following shares of
common stock outstanding $.10 par value, 40,000,000
shares authorized:
Class A: 104,740 shares outstanding	$2,353,433
Class I: 879,079 shares outstanding	47,203,846
Undistributed net investment income (loss)	(626)
Accumulated net realized gain (loss) on investments	(23,697,416)
Net unrealized appreciation (depreciation) on investments	(5,446,250)
Net Assets	$20,412,987
Net Asset Value Per Share
Class A (based on net assets of $2,190,426)	$20.91
Class I (based on net assets of $18,222,561)	$20.73

See notes to financial statements.

Statement of Operations
Six Months Ended March 31, 2009
Net Investment Income
Investment Income:
Interest income	$812,406
Dividend income	44,343
Total investment income	856,749

Expenses:
Investment advisory fee	58,447
Administrative fees	8,992
Transfer agency fees and expenses	14,874
Distribution Plan expenses:
Class A	898
Directors' fees and expenses	1,884
Custodian fees	6,939
Registration fees	20,726
Reports to shareholders	550
Professional fees	9,469
Accounting fees	5,721
Miscellaneous	1,785
Total expenses	130,285
Reimbursement from Advisor:
Class A	(5,144)
Fees paid indirectly	(20)
Net expenses	125,121

Net Investment Income	731,628

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(1,969,420)
Change in unrealized appreciation (depreciation)	(626,069)

Net Realized and Unrealized Gain (Loss) on Investments	(2,595,489)

Increase (Decrease) in Net Assets
Resulting From Operations	($1,863,861)

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$731,628	$1,596,035
Net realized gain (loss)	(1,969,420)	(442,104)
Change in unrealized appreciation (depreciation)	(626,069)	(3,406,817)

Increase (Decrease) in Net Assets
Resulting From Operations	(1,863,861)	(2,252,886)

Distributions to shareholders from:
Net investment income:
Class A shares	(29,685)	(23,419)
Class I shares	(845,992)	(1,615,305)
Total distributions	(875,677)	(1,638,724)

Capital share transactions:
Shares sold:
Class A shares	1,882,373	386,198
Class I shares	2,538,564	5,117,483
Reinvestment of distributions:
Class A shares	29,610	18,290
Class I shares	425,948	810,277
Shares redeemed:
Class A shares	(76,733)	(118,858)
Class I shares	(2,009,952)	(6,483,667)
Total capital share transactions	2,789,810	(270,277)

Total Increase (Decrease) in Net Assets	50,272	(4,161,887)

Net Assets
Beginning of period	20,362,715	24,524,602
End of period (including distributions in excess of net
investment income and undistributed net
investment income of $626 and $143,423, respectively )	$20,412,987	$20,362,715

See notes to financial statements.

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2009	2008
Shares sold:
Class A shares	88,653	14,289
Class I shares	123,150	191,817
Reinvestment of distributions:
Class A shares	1,373	688
Class I shares	21,115	30,308
Shares redeemed:
Class A shares	(3,742)	(4,392)
Class I shares	(97,395)	(244,630)
Total capital share activity	133,154	(11,920)

See notes to financial statements.

Notes to Financial Statements

Note A ---- Significant Accounting Policies

General: The Calvert High-Yield Bond Fund (the "Fund"), a series of Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers two classes of shares. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the Fund's net asset value is determined, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At March 31, 2009, securities valued at $85,941 or 0.4% of net assets were fair valued under the direction of the Board of Directors.

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$618,291
Level 2 - Other Significant Observable Inputs	16,910,265
Level 3 - Significant Unobservable Inputs	85,941*
Total	$17,614,497

*Level 3 securities represent 0.4% of net assets.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Schedule of Investments footnotes on page 11.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Portfolio Securities Lending: During the period, the Fund lent its securities to approved brokers to earn additional income and received cash and/or securities as collateral to secure the loans. The Securities Lending program ended in November 2008.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .65% of the Fund's average daily net assets. Prior to December 12, 2008, Summit Investment Partners, Inc., ("Summit") served as the Advisor. Summit is a wholly-owned subsidiary of Union Central Life Insurance Company, an indirect subsidiary of UNIFI Holding Company. Summit received an annual fee, payable monthly, of .65% of the Fund's average daily net assets.

Effective December 15, 2008, the Advisor has contractually agreed to limit net annual fund operating expenses through December 12, 2010. The contractual expense cap is 1.65% for Class A and 1.40% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent that any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% for Class A and Class I based on their average daily net assets. Prior to December 12, 2008, Summit provided administrative services for the Fund and received an annual fee, payable monthly, of .10% of the Fund's average daily net assets.

Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25% annually of the average daily net assets of Class A. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25% of the average daily net assets of Class A. Class I shares do not have Distribution Plan expenses. Prior to December 12, 2008, Quasar Distributors, LLC was the distributor and principal underwriter for the Fund and received an annual fee, payable monthly, of .25% of the average daily net assets of Class A.

CDI received $1,360 as its portion of the commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2009.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $242 for the period ended March 31, 2009. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent. Prior to December 12, 2008, U.S. Bancorp Fund Services, LLC served as the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served. Prior to December 12, 2008, each Director of the Fund who was not an employee of Summit or its affiliates received a fee of $2,500 for each Board meeting attended ($600 for Committee meetings) plus an annual fee of $17,000. Committee chairs and the Lead Director received additional fees for their service.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,700,280 and $8,314,333, respectively.

The cost of investments owned at March 31, 2009 for federal income tax purposes was $23,060,747. Net unrealized depreciation aggregated $5,446,250, of which $270,313 related to appreciated securities and $5,716,563 related to depreciated securities.

Net realized capital loss carryforwards of $17,437,311, $1,527,322, $1,025,886, $791,075, and $476,585 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011, September 2012, and September 2015, respectively.

Note D -- Other

Change in Independent Accountant

On December 12, 2008, Calvert Asset Management Company, Inc ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit") whereby CAMCO acquired Summit's mutual fund business. In connection with this transaction, Deloitte & Touche LLP ("Deloitte") resigned in the normal course of business as independent accountant to Summit Mutual Funds, Inc. ("Fund"). KPMG LLP was selected as the Fund's independent accountant and principal accountant to audit the Fund's financial statements. The Fund's selection of KPMG as its independent accountant was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Directors.

The reports on the financial statements audited by Deloitte for the years ended September 30, 2008 and prior for the Fund did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Deloitte would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years. There were no reportable events as described in paragraph (a)(1)(v) of Item 304(a) of SEC Regulation S-K.

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2009 (z)	2008 (z)	2007^
Net asset value, beginning	$24.03	$28.55	$29.18
Income from investment operations
Net investment income	.68	1.77	.96
Net realized and unrealized gain	(2.91)	(4.45)	(.63)
Total from investment operations	(2.23)	(2.68)	.33
Distributions from
Net investment income	(.89)	(1.84)	(.96)
Total distributions	(.89)	(1.84)	(.96)
Total increase (decrease) in net asset value	(3.12)	(4.52)	(.63)
Net asset value, ending	$20.91	$24.03	$28.55

Total return*	(9.12%)	(9.91%)	1.16%
Ratios to average net assets: A
Net investment income	7.55% (a)	6.65%	6.50% (a)
Total expenses	3.08% (a)	1.49%	1.54% (a)
Expenses before offsets	1.65% (a)	1.49%	1.54% (a)
Net expenses	1.65% (a)	1.49%	1.54% (a)
Portfolio turnover	50%	67%	97%
Net assets, ending (in thousands)	$2,190	$444	$225

See notes to financial highlights.

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2009 (z)	2008 (z)	2007
Net asset value, beginning	$23.94	$28.43	$28.75
Income from investment operations
Net investment income	.83	1.85	1.81
Net realized and unrealized gain	(3.04)	(4.44)	(.30)
Total from investment operations	(2.21)	(2.59)	1.51
Distributions from
Net investment income	(1.00)	(1.90)	(1.83)
Total distributions	(1.00)	(1.90)	(1.83)
Total increase (decrease) in net asset value	(3.21)	(4.49)	(.32)
Net asset value, ending	$20.73	$23.94	$28.43

Total return*	(9.03%)	(9.63%)	5.40%
Ratios to average net assets: A
Net investment income	8.16% (a)	6.90%	6.68%
Total expenses	1.38% (a)	1.24%	1.25%
Expenses before offsets	1.38% (a)	1.24%	1.25%
Net expenses	1.38% (a)	1.24%	1.25%
Portfolio turnover	50%	67%	97%
Net assets, ending (in thousands)	$18,223	$19,919	$24,300

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2006	2005	2004
Net asset value, beginning	$28.69	$27.59	$26.67
Income from investment operations
Net investment income	1.94	1.93	1.90
Net realized and unrealized gain	.13	1.00	1.08
Total from investment operations	2.07	2.93	2.98
Distributions from
Net investment income	(2.01)	(1.83)	(2.06)
Total distributions	(2.01)	(1.83)	(2.06)
Total increase (decrease) in net asset value	.06	1.10	.92
Net asset value, ending	$28.75	$28.69	$27.59

Total return*	7.52%	11.03%	11.64%
Ratios to average net assets: A
Net investment income	7.17%	6.81%	6.93%
Total expenses	1.17%	1.22%	1.21%
Expenses before offsets	1.17%	1.22%	1.21%
Net expenses	1.17%	1.22%	1.21%
Portfolio turnover	100%	99%	163%
Net assets, ending (in thousands)	$19,942	$19,094	$18,777

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Share Method.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^ From February 1, 2007, inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Basis for Board's Approval of Investment Advisory Contract

At a meeting held on December 4, 2008, the Board of Directors, and by a separate vote, the disinterested Directors, initially approved the Investment Advisory Agreement between the Fund and Calvert Asset Management Company, Inc. (the "Advisor") with respect to the Fund.

At the December 4, 2008 meeting, and in connection with the Advisor's impending purchase of the mutual fund business of Summit Investment Partners, Inc. ("Summit"), the Board, effective as of December 12, 2008, terminated the Fund's current investment advisory agreement with Summit and approved the selection of the Advisor as investment advisor to the Fund. In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services to be provided to the Fund by the Advisor and its affiliates.

The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the approval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed approval of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services to be provided by the Advisor, including the personnel who would be providing such services; the Advisor's financial condition; the level and method of computing the Fund's proposed advisory fee; performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor; the Advisor's process for monitoring "best execution"; the direct and indirect benefits, if any, to be derived by the Advisor from its relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services to be provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor in connection with the Calvert Group of Funds' annual contract review in December 2008 relating to the Advisor's operations and personnel, including, among other information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board's familiarity with the Advisor's management through Board of Directors' meetings, discussions and other reports. The Board considered the Advisor's management style and its performance in employing its investment strategies for other funds, as well as its current level of staffing and overall resources. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund's performance, the Board considered the Advisor's discussion of the Fund's performance under Summit's management. The Board noted that year to date through December 2, 2008, the Fund had outperformed the Merrill Lynch High Yield Master II Index. The Board took into account that the portfolio management team currently managing the Fund would continue to manage the Fund after the Advisor became investment advisor. Based upon its review, the Board concluded that the Fund's performance was satisfactory.

In considering the Fund's fees and expenses, the Board considered the Advisor's discussion of the Fund's fees and expenses. The Board noted that the Fund would pay the same advisory fee to the Advisor as it currently paid to Summit. The Board took into account that the Advisor had agreed to limit the Fund's net annual operating expenses through December 12, 2010 to the level in effect for the Fund on November 30, 2008. The Board also considered the impact of the size of the Fund on its expenses. Based upon its review, the Board determined that the proposed advisory fee was reasonable in view of the quality of services to be provided to the Fund by the Advisor.

The Board reviewed the Advisor's anticipated level of profitability from its relationship with the Fund. In reviewing the anticipated profitability of the advisory fee to the Advisor, the Board also considered the fact that affiliates would provide shareholder servicing and administrative services to the Fund for which they would receive compensation. The Board also considered whether the Advisor had the financial wherewithal to provide a high level of services to the Fund. The Board also considered that the Advisor would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. The Board noted that the Advisor had agreed to reimburse expenses of the Fund above a certain level. Based upon its review, the Board concluded that the Advisor's anticipated level of profitability from its relationship with the Fund was reasonable.

The Board considered the effect of the Fund's current size and potential growth on its performance and expenses. The Board took into account that the Fund might achieve operational efficiencies by joining the Calvert Group of Funds. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not appropriate given the Fund's current size. The Board noted that if the Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionately more than certain other expenses.

In approving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

Conclusions

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) performance of the Fund is satisfactory in relation to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund's proposed advisory fee is reasonable in relation to the services to be provided by the Advisor. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

Shareholder Meeting Results

A special shareholder meeting was held on December 5, 2008, by the Summit High Yield Bond Fund of Summit Mutual Funds, Inc. for the purpose of considering and voting on the issues below. The voting results were as follows:

  To approve an Investment Advisory Agreement with Calvert Asset Management Company, Inc.

For	Against	Abstain	Broker Non-Votes
658,339.680	622.000	0	37,870.000

  To elect the Board of Directors of Summit Mutual Funds, Inc.

Name of Director	For	Withhold
Frank H. Blatz, Jr.	695,318.680	1,513.000
Alice Gresham	695,318.680	1,513.000
Barbara J. Krumsiek	694,895.680	1,936.000
M. Charito Kruvant	695,318.680	1,513.000
William Lester	694,895.680	1,936.000
Cynthia Milligan	695,318.680	1,513.000
Arthur J. Pugh	695,318.680	1,513.000

  To ratify the selection of auditors, KPMG, LLP for the Summit Mutual Funds, Inc.

For	Against	Abstain
693,617.680	3,214.000	0

4. To authorize the Board of Directors of the Summit Mutual Funds, Inc. and Calvert Asset Management Company, Inc. to enter into and materially amend agreements with investment subadvisors on behalf of the Funds without obtaining shareholder approval.
For	Against	Abstain	Broker Non-Votes
657,564.680	1,397.000	0	37,870.000

Calvert High-Yield Bond Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio
Balanced Fund
CSIF Balanced Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
Short-Term Government Fund
High-Yield Bond Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Large Cap Value
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Global Alternative Energy Fund
Calvert International Opportunities Fund
Calvert Global Water Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper using soy-based inks


Calvert

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March 31, 2009

Semi-Annual Report

Calvert Short-Term Government Fund

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President's Letter
1

Portfolio Management Discussion
4

Shareholder Expense Example
7

Statement of Net Assets
9

Statement of Operations
12

Statements of Changes in Net Assets
13

Notes to Financial Statements
14

Financial Highlights
20

Explanation of Financial Tables
23

Proxy Voting and Availability of Quarterly Portfolio Holdings
25

Basis for Board's Approval of Investment Advisory Contract
25

Dear Shareholder:

The six months ended March 31, 2009 was a period of extraordinary turmoil and challenge in the financial markets. The financial system moved from the brink of collapse at the end of 2008 to showing some signs of stabilization in 2009. In an unprecedented fashion, virtually all major asset classes plummeted during September and October 2008 following the failure of brokerage firm Lehman Brothers. It was an extremely difficult period for all investors, particularly those whose portfolios were not shielded by the traditionally more stable fixed-income asset class. While many bond funds posted losses, they were generally not as dramatic as the declines in equity portfolios.

Facing an uncertain business and credit environment, and a faltering global economy, investors fled to the perceived safety of Treasuries and money market funds despite their low yields. By year-end, the yields of corporate bonds stood at historically high levels compared to the yields of Treasuries with similar maturities. The Barclays Capital U.S. Credit Index ended the year with a yield spread over comparable Treasuries of 515 basis points (a basis point is 0.01 percentage points), compared to a 10-year monthly average of approximately 150 basis points. In early 2009, however, the credit markets started to thaw as investors snapped up new corporate bond issues. By March, investors' enthusiasm for corporate debt had moderated.

Against this volatile backdrop, Calvert's fixed-income funds were not immune to the credit market turmoil. However, intensive credit-quality research and relative-value analysis did help us moderate, to some extent, the declines in the fixed-income portfolios that we manage.

Relief for Markets Under Pressure

Fortunately, in our view, government intervention to shore up the financial system and reinvigorate the economy has begun to take hold. The Federal Reserve and Treasury are doing all they can to get credit flowing freely through the system again, as are policy makers around the globe. The Treasury's new Public-Private Investment Partnership, announced in March, is designed to remove toxic assets from bank balance sheets and encourage lending to businesses and consumers, which is essential for market recovery.

With concerted action on the home front, and the type of global cooperation signified at the G20 meeting, we believe investor confidence will be restored and our financial systems will recover--slowly, and with new financial oversight, transparency, and regulations in place. As the markets grow more convinced that the global recovery has legs, we expect to see greater investor demand for assets offering higher yield and total return potential.

Confidence in Calvert Funds

As we move through the recession, with the potential for default rates still high, credit research and security selection will continue to be of paramount importance. In this challenging environment, Calvert will bring our 30 years of fixed-income experience to bear. Our taxable fixed-income portfolio management team, led by Senior Vice President Greg Habeeb, will continue to follow its time-tested strategy that seeks to optimize duration, yield curve positioning, sector allocation, and credit quality analysis in selecting securities for our portfolios. (Duration measures a portfolio's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the change in price for a given shift in interest rates.)

In December 2008, Calvert became investment advisor to Calvert High Yield Bond Fund and Calvert Short-Term Government Fund, which are portfolios formerly managed by Summit Investment Partners. In addition, on December 31, 2008, we launched Calvert Government Fund. We look forward to managing these Funds, which will give Calvert investors more ways to diversify their bond fund allocations.

Recently, Calvert Long-Term Income Fund (Class A shares) was among the winners of the 2009 Lipper award, marking its second consecutive year of winning the award. The award is given to the Fund with the highest score for consistent returns relative to its peers. Calvert Long-Term Income Fund was ranked first among 116 funds in the corporate debt BBB rated category as of December 31, 2008, based on its three-year risk-adjusted returns.1

Winning the Lipper award once again validates our investment team's active management strategy that relies on rigorous analysis and independent thinking--an approach we use across all our fixed-income funds.

Consult with Your Financial Advisor

If you're concerned about how to navigate the current market environment, talk with your financial advisor about whether your allocation to bonds is appropriate and well-diversified, given your goals, time horizon, and risk attitudes.

We also encourage you to visit our newly enhanced website, www.calvert.com, for frequent updates and commentary on economic and market developments from Calvert professionals. We are committed to continuing our efforts to identify opportunities that emerge in the fixed-income markets while we seek to meet our investors' long-term goals for stability and income. As always, we appreciate your business and hope to continue to serve you in the months and years to come.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
April 2009

1. Lipper Fund Awards are granted annually to the funds in each Lipper classification that achieve the highest score for Consistent Return, a measure of funds' historical risk-adjusted returns. The scores are subject to change every month and are calculated for the following periods: three-year, five-year, 10-year, and overall. The highest 20% of funds in each classification are named Lipper Leaders for Consistent Return. The highest Lipper Leader for Consistent Return value within each eligible classification determines the fund classification winner over three, five, or 10 years. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Source: Lipper, Inc.

Past performance is no guarantee of future results. Please keep in mind investment in mutual funds involves risk, including possible loss of principal invested.

For more complete information on any Calvert Fund, call your advisor or visit our website for a prospectus. An investor should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Portfolio Management Discussion

Gregory Habeeb
Senior Portfolio Manager
of Calvert Asset Management Company

Performance

For the six months ended March 31, 2009, Calvert Short-Term Government Fund Class A shares (at NAV) returned 2.70% versus 4.40% for the benchmark Barclays Capital 1-5 Year U.S. Treasury Index. A short relative duration hurt the Fund's performance relative to the Index as did exposure to agency mortgage-backed securities. (Duration is a measure of a portfolio's sensitivity to changes in interest rates. The longer the duration, the greater the price change relative to interest rate movements.)

Investment Climate

The period can be broken down into two distinct halves. From October through December, a widespread panic that major global financial firms would fall like dominoes in the aftermath of the Lehman

Portfolio Statistics
March 31, 2009
Investment Performance
(total return at NAV*)
	6 Months	12 Months
	ended	ended
	3/31/09	3/31/09
Class A	2.70%	3.35%
Class I	2.80%	3.55%
Barclays Capital 1-5
Year U.S. Treasury
Index**	4.40%	4.89%
Citigroup Treasury
1-5 Year Index***	4.22%	4.76%
Lipper Short U.S.
Government Funds
Avg.	2.30%	2.37%

Maturity Schedule
	Weighted Average
	3/31/09	9/30/08
	162 Days	788 Days

SEC Yields
	30 days ended
	3/31/09	9/30/08
Class A	0.89%	2.52%
Class I	1.14%	2.84%

*Investment performance/return at NAV does not reflect the deduction of the Fund's maximum 2.75% front-end sales charge or any deferred sales charge.

** Source: Lipper Analytical Services, Inc.

*** Source: Lipper Analytical Services, Inc. Prior to December 2008, the Fund's benchmark was the Citigroup Treasury Index 1-5 Year. The benchmark was changed in connection with a change in investment advisor, to be consistent with the other investment grade fixed-income funds managed by the advisor.

Portfolio Statistics
March 31, 2009
Average Annual Total Returns
(with max. load)
Class A Shares
One year	0.50%
Five year	2.52%
Since Inception	3.79%
(4/3/2000)
Class I Shares*
One year	3.55%
Five year	3.33%
Since inception	4.36%
(4/3/2000)

* Calvert Short-Term Government Fund first offered Class I shares on February 1, 2007. Performance results for Class I shares prior to that date reflect the performance of Class A shares at net asset value (NAV). Absent limitation of expenses during certain periods shown, performance would have been lower.

Past performance does not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance does not predict future results.

Brothers collapse roiled the credit markets. The markets for long-term credit froze and short-term money markets seized up until a variety of government programs helped calm the market before year-end. The difference in yields between bonds of high and low credit quality soared to record highs as liquidity evaporated from the markets.

The impact of the then 18-month-old crisis in the credit markets on the overall U.S. economy worsened. In the fourth quarter of 2008, economic growth, as measured by gross domestic product (GDP), declined at a 6.3% annual pace1--the worst quarterly performance since 1982. Concerns spread about a protracted recession. In December, the Fed cut the federal funds rate, its target interest rate, to near zero percent and aggressively sought to push down mortgage rates by buying mortgage-backed securities.

In the first quarter of 2009, most sectors of the credit markets thawed at least a bit and the window for new issues of investment-grade corporate bonds opened wide. The government also undertook a number of new initiatives to get the credit taps flowing to consumers again. On the other hand, two major U.S. automakers moved toward bankruptcy and several "rescued" organizations needed more government capital. Still, a relaxation of accounting rules and concrete signs of global cooperation at the G20 meeting cheered equity and credit markets at quarter-end.

During the reporting period, the yield on the benchmark 10-year Treasury note fell more than one percentage point to 2.71%. The rush to safety caused Treasury bill yields to plunge to the lowest levels since World War II, with the three-month T-bill yield falling to 0.21%.2 Headline inflation slid to a 0.2% pace for February 2009 while core inflation was 1.8%.3 GDP was expected to shrink at a 4.6% pace during the first quarter of 2009.4

Portfolio Strategy

The Fund was managed throughout the period with a short duration relative to the benchmark, which hurt performance in a period when U.S. Treasury interest rates fell significantly. The Fund also had exposure to agency mortgage-backed securities, which slightly lagged the returns enjoyed by Treasury securities. Profitable active trading of Treasury securities helped offset the underperformance to some degree.

Outlook

We expect the credit markets to continue to recover but do not expect a return to the heady times of a few years ago. Since financial institutions must rebuild capital, they are not inclined to flood their balance sheets with new loans. Continued government intervention in the credit markets will remain a signature of this financial crisis. Overall, we expect the economy will contract for 2009, with the worst quarters in the first half of 2009. We also believe the federal funds rate will remain near zero percent. The good news for investors is that we do not expect a protracted period of consumer price deflation as seen earlier this decade in Japan.

April 2009

Portfolio Statistics

March 31, 2009
% of Total
Economic Sectors	Investments
Financials	32.4%
Government	30.5%
Mortgage Securities	37.1%
Total	100%

1. GDP data source: Commerce Department.

2. All interest rates data source: Federal Reserve.

3. Source: Bureau of Labor Statistics consumer price indexes.

4. Source: Wall Street Journal Economic Forecasting Survey, March 2009.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period* 10/1/08 - 3/31/09
Class A
Actual	$1,000.00	$1,027.00	$4.95
Hypothetical	$1,000.00	$1,020.04	$4.94
(5% return per year before expenses)
Class I
Actual	$1,000.00	$1,027.80	$3.69
Hypothetical	$1,000.00	$1,021.29	$3.68
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.98% and 0.73% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365.

Statement of Net Assets
March 31, 2009
		Principal
FDIC Guaranteed Corporates - 20.5%	Amount	Value
Bank of America Corp., 1.474%, 4/30/12 (r)	$1,000,000	$1,004,481
Citigroup Funding, Inc., 1.514%, 4/30/12 (r)	1,000,000	1,005,986
Goldman Sachs Group, Inc., 1.491%, 11/9/11 (r)	1,000,000	1,003,094
JPMorgan Chase & Co.:
1.362%, 4/1/11 (r)	300,000	299,715
1.55%, 6/15/12 (r)	1,000,000	1,002,722
MetLife, Inc., 1.542%, 6/29/12 (r)	800,000	800,577
Morgan Stanley, 1.521%, 2/10/12 (r)	1,000,000	996,079
PNC Funding Corp., 1.42%, 4/1/12 (r)	500,000	499,248
State Street Bank and Trust Co., 1.499%, 9/15/11 (r)	600,000	601,272
Wells Fargo & Co., 1.44%, 6/15/12 (r)	810,000	810,065

Total FDIC Guaranteed Corporates (Cost $8,010,221)		8,023,239

U.S. Government Agencies
and Instrumentalities - 36.4%
Federal Home Loan Bank Discount Notes, 4/1/09	9,800,000	9,800,000
Private Export Funding Corp.:
4.90%, 12/15/11	2,970,000	3,213,780
4.55%, 5/15/15	1,102,000	1,199,150

Total U.S. Government Agencies And Instrumentalities (Cost $14,142,656)		14,212,930

U.S. Government Agency
Mortgage-Backed Securities - 36.5%
Fannie Mae:
5.50%, 5/1/12	98,576	103,382
4.50%, 8/25/18	1,670,203	1,704,343
6.00%, 2/25/21	587,951	588,604
7.00%, 12/1/29	516,481	551,941
5.373%, 3/1/31 (r)	133,378	133,657
5.50%, 11/25/31	879,826	899,591
5.008%, 8/1/32 (r)	132,788	133,331
Freddie Mac:
4.00%, 10/15/16	838,899	860,017
5.00%, 5/1/18	238,745	249,434
4.50%, 1/15/20	1,772,041	1,812,785
4.50%, 1/15/26	37,036	37,007
6.00%, 3/15/27	650,110	654,628
5.50%, 6/15/27	1,810,514	1,825,237
5.00%, 11/15/28	1,037,123	1,069,932
0.906%, 11/15/32 (r)	495,529	492,638
0.956%, 10/15/34 (r)	502,648	479,483

U.S. Government Agency	Principal
Mortgage-Backed Securities - Cont'd	Amount	Value
Freddie Mac (Cont'd):
0.856%, 3/15/35 (r)	$1,119,972	$1,090,988
0.806%, 7/15/35 (r)	1,650,618	1,590,146

Total U.S. Government Agency Mortgage-Backed
Securities (Cost $14,248,091)		14,277,144

U.S. Treasury - 5.0%
United States Treasury Notes, 4.25%, 1/15/10	1,882,200	1,932,784

Total U.S. Treasury (Cost $1,933,017)		1,932,784

TOTAL INVESTMENTS (Cost $38,333,985) - 98.4%		38,446,097
Other assets and liabilities, net - 1.6%		640,562
Net Assets - 100%		$39,086,659

Net Assets Consist Of:
Paid-in capital applicable to the following shares of
common stock outstanding, $.10 par value 40,000,000
shares authorized:
Class A: 17,372 shares outstanding		$910,977
Class I: 725,854 shares outstanding		37,636,741
Undistributed net investment income		8,994
Accumulated net realized gain (loss) on investments		480,514
Net unrealized appreciation (depreciation) on investments		49,433

Net Assets		$39,086,659

Net Asset Value Per Share
Class A (based on net assets of $914,993)		$52.67
Class I (based on net assets of $38,171,666)		$52.59

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
30 Year U.S. Treasury Bonds	5	6/09	$648,516	($1,804)
Total Purchased				($1,804)
Sold:
2 Year U.S. Treasury Notes	59	6/09	$12,855,547	($49,385)
5 Year U.S. Treasury Notes	5	6/09	593,828	(10,779)
10 Year U.S. Treasury Notes	5	6/09	620,391	(711)
Total Sold				($60,875)

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See notes to financial statements.

Statement of Operations
Six Months Ended March 31, 2009
Net Investment Income
Investment Income:
Interest income	$404,634
Total investment income	404,634

Expenses:
Investment advisory fee	83,781
Administrative fees	18,618
Transfer agency fees and expenses	10,578
Custodian fees	5,934
Distribution Plan expenses:
Class A	574
Directors' fees and expenses	3,517
Registration	14,215
Report to shareholders	1,327
Professional fees	11,435
Accounting fees	6,663
Miscellaneous	2,421
Total expenses	159,063
Reimbursement from Advisor:
Class A	(3,438)
Class I	(18,958)
Fees paid indirectly	(182)
Net expenses	136,485

Net Investment Income	268,149

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	666,321
Futures	150,909
817,230
Change in unrealized appreciation (depreciation) on:
Investments	(11,071)
Futures	(62,679)
(73,750)

Net Realized and Unrealized Gain
(Loss)	743,480

Increase (Decrease) in Net Assets
Resulting From Operations	$1,011,629

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$268,149	$1,081,818
Net realized gain (loss)	817,230	(48,134)
Change in unrealized appreciation (depreciation)	(73,750)	(152,807)

Increase (Decrease) in Net Assets
Resulting From Operations	1,011,629	1,186,491

Distributions to shareholders from
Net investment income:
Class A Shares	(5,099)	(6,741)
Class I Shares	(395,810)	(1,085,599)
Total distributions	(400,909)	(1,092,340)
Capital share transactions:
Shares sold:
Class A Shares	602,987	306,338
Class I Shares	11,040,400	18,599,358
Reinvestment of distributions:
Class A Shares	4,893	6,741
Class I Shares	395,810	1,085,598
Shares redeemed:
Class A Shares	--	(20,110)
Class I Shares	(8,605,770)	(12,314,225)
Total capital share transactions	3,438,320	7,663,700

Total Increase (Decrease) in Net Assets	4,049,040	7,757,851

Net Assets
Beginning of period	35,037,619	27,279,768
End of period (including undistributed net investment
income of $8,994 and $141,754, respectively)	$39,086,659	$35,037,619

Capital Share Activity
Shares sold:
Class A Shares	11,478	5,863
Class I Shares	211,935	358,551
Reinvestment of distributions:
Class A Shares	94	130
Class I Shares	7,627	21,010
Shares redeemed:
Class A Shares	--	(391)
Class I Shares	(165,327)	(237,480)
Total capital share activity	65,807	147,683

See notes to financial statements.

Notes to Financial Statements

Note A ---- Significant Accounting Policies

General: The Calvert Short-Term Government Income Fund (the "Fund"), a series of Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund currently offers two classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the Fund's net asset value is determined, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

		Other
	Investments	Financial
Valuation Inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$1,932,784	($62,679)
Level 2 - Other Significant Observable Inputs	36,513,313	--
Level 3 - Significant Unobservable Inputs	--	--
Total	$38,446,097	($62,679)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Portfolio Securities Lending: During the period, the Fund lent its securities to approved brokers to earn additional income and received cash and/or securities as collateral to secure the loans. The Securities Lending program ended in November 2008.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on annual rates of .45% of average daily net assets. Under the terms of the agreement, $15,098 was payable at period end. In addition, $8,020 was payable at period end for operating expenses paid by the Advisor during March 2009. Prior to December 12, 2008, Summit Investments Partners, Inc., ("Summit") served as the Advisor. Summit is a wholly-owned subsidiary of Union Central Life Insurance Company, an indirect subsidiary of UNIFI Holding Company. Summit received an annual fee, payable monthly, of .45% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit net annual fund operating expenses through December 12, 2010. The contractual expense cap is .98% for Class A, and .73% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent that any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Class A and Class I shares pay an annual rate of .10%. Under the terms of the agreement, $3,355 was payable at period end. Prior to December 12, 2008, Summit provided administrative services for the Fund and received an annual fee, payable monthly, of .10% of the Fund's average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .25% annually of the Fund's average daily net assets of Class A. The amount actually paid by the Fund is an annualized fee, payable monthly of .25% of the Fund's average daily net assets of Class A. Class I shares do not have Distribution Plan expenses. Under the terms of the agreement $166 was payable at period end. Prior to December 12, 2008, Quasar Distributors, LLC was the distributor and principal underwriter for the Fund and received an annual fee, payable monthly, of .25% of the average daily net assets of Class A.

The Distributor received $398 as its portion of the commissions charged on sales of the Fund's Class A shares for the period ended March 31, 2009.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $63 for the period ended March 31, 2009. Under the terms of the agreement, $27 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent. Prior to December 12, 2008, U.S. Bancorp Fund Services, LLC served as the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served. Prior to December 12, 2008, each Director of the Fund who was not employee of Summit or its affiliates received a fee of $2,500 for each Board meeting attended ($600 for Committee meetings) plus an annual fee of $17,000. Committee chairs and the Lead Director received additional fees for their service.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments were $21,284,163 and $25,321,187, respectively.

The cost of investments owned at March 31, 2009 for federal income tax purposes was $38,333,984. Net unrealized appreciation aggregated $112,113, of which $254,944 related to appreciated securities and $142,831 related to depreciated securities.

Net realized capital loss carryforwards of $14,885, $192,583, $23,304, $41,423, and $207 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2011, September 2012, September 2013, September 2014, and September 2016, respectively.

Note D -- Other

Change in Independent Accountant

On December 12, 2008, Calvert Asset Management Company, Inc ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit") whereby CAMCO acquired Summit's mutual fund business. In connection with this transaction, Deloitte & Touche LLP ("Deloitte") resigned in the normal course of business as independent accountant to Summit Mutual Funds, Inc. ("Fund"). KPMG LLP was selected as the Fund's independent accountant and principal accountant to audit the Fund's financial statements. The Fund's selection of KPMG as its independent accountant was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Directors.

The reports on the financial statements audited by Deloitte for the years ended September 30, 2008 and prior for the Fund did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Deloitte would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years. There were no reportable events as described in paragraph (a)(1)(v) of Item 304(a) of SEC Regulation S-K.

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2009 (z)	2008 (z)	2007#
Net asset value, beginning	$51.87	$51.65	$50.99
Income from investment operations
Net investment income	.26	1.74	1.37
Net realized and unrealized gain (loss)	1.13	.28	.43
Total from investment operations	1.39	2.02	1.80
Distributions from
Net investment income	(.59)	(1.80)	(1.14)
Total distributions	(.59)	(1.80)	(1.14)
Total increase (decrease) in net asset value	0.80	0.22	0.66
Net asset value, ending	$52.67	$51.87	$51.65

Total return*	2.70%	3.97%	3.57%
Ratios to average net assets: A
Net investment income	1.06% (a)	3.36%	4.73% (a)
Total expenses	2.48% (a)	1.18%	1.25% (a)
Expenses before offsets	.98% (a)	.98%	.98% (a)
Net expenses	.98% (a)	.98%	.98% (a)
Portfolio turnover	78%	38%	32%
Net assets, ending (in thousands)	$915	$301	$10

See notes to financial highlights.

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2009 (z)	2008 (z)	2007
Net asset value, beginning	$51.72	$51.50	$51.10
Income from investment operations
Net investment income	.38	1.87	2.09
Net realized and unrealized gain (loss)	1.06	.27	.44
Total from investment operations	1.44	2.14	2.53
Distributions from
Net investment income	(.57)	(1.92)	(2.13)
Total distributions	(.57)	(1.92)	(2.13)
Total increase (decrease) in net asset value	0.87	0.22	0.40
Net asset value, ending	$52.59	$51.72	$51.50

Total return*	2.80%	4.22%	5.06%
Ratios to average net assets: A
Net investment income	1.44% (a)	3.61%	4.11%
Total expenses	.83% (a)	.93%	.96%
Expenses before offsets	.73% (a)	.73%	.73%
Net expenses	.73% (a)	.73%	.73%
Portfolio turnover	78%	38%	32%
Net assets, ending (in thousands)	$38,172	$34,737	$27,270

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2006	2005	2004
Net asset value, beginning	$51.05	$51.84	$52.56
Income from investment operations
Net investment income	1.84	1.41	1.30
Net realized and unrealized gain (loss)	(.05)	(.78)	(.87)
Total from investment operations	1.79	.63	.43
Distributions from
Net investment income	(1.74)	(1.42)	(1.15)
Total distributions	(1.74)	(1.42)	(1.15)
Total increase (decrease) in net asset value	0.05	(0.79)	(0.72)
Net asset value, ending	$51.10	$51.05	$51.84

Total return*	3.58%	1.24%	0.83%
Ratios to average net assets: A
Net investment income	3.55%	2.59%	2.16%
Total expenses	.84%	.88%	.85%
Expenses before offsets	.73%	.73%	.73%
Net expenses	.73%	.73%	.73%
Portfolio turnover	42%	16%	32%
Net assets, ending (in thousands)	$28,013	$28,368	$28,981

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From February 1, 2007, inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Basis for Board's Approval of Investment Advisory Contract

At a meeting held on December 4, 2008, the Board of Directors, and by a separate vote, the disinterested Directors, initially approved the Investment Advisory Agreement between the Fund and Calvert Asset Management Company, Inc. (the "Advisor") with respect to the Fund.

At the December 4, 2008 meeting, and in connection with the Advisor's impending purchase of the mutual fund business of Summit Investment Partners, Inc. ("Summit"), the Board, effective as of December 12, 2008, terminated the Fund's current investment advisory agreement with Summit and approved the selection of the Advisor as investment advisor to the Fund. In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services to be provided to the Fund by the Advisor and its affiliates.

The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the approval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed approval of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services to be provided by the Advisor, including the personnel who would be providing such services; the Advisor's financial condition; the level and method of computing the Fund's proposed advisory fee; performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor; the Advisor's process for monitoring "best execution"; the direct and indirect benefits, if any, to be derived by the Advisor from its relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services to be provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor in connection with the Calvert Group of Funds' annual contract review in December 2008 relating to the Advisor's operations and personnel, including, among other information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board's familiarity with the Advisor's management through Board of Directors' meetings, discussions and other reports. The Board considered the Advisor's management style and its performance in employing its investment strategies for other funds, as well as its current level of staffing and overall resources. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund's performance, the Board considered the Advisor's discussion of the Fund's performance under Summit's management. The Board noted that year to date through December 2, 2008, the Fund had underperformed the Citigroup Treasury Index, 1-5 year sector. The Board took into account that the portfolio management team currently managing the Fund would continue to manage the Fund after the Advisor became investment advisor. Based upon its review, the Board concluded that the Fund's performance was satisfactory.

In considering the Fund's fees and expenses, the Board considered the Advisor's discussion of the Fund's fees and expenses. The Board noted that the Fund would pay the same advisory fee to the Advisor as it currently paid to Summit. The Board took into account that the Advisor had agreed to limit the Fund's net annual operating expenses through December 12, 2010 to the level in effect for the Fund on November 30, 2008. The Board also considered the impact of the size of the Fund on its expenses. Based upon its review, the Board determined that the proposed advisory fee was reasonable in view of the quality of services to be provided to the Fund by the Advisor.

The Board reviewed the Advisor's anticipated level of profitability from its relationship with the Fund. In reviewing the anticipated profitability of the advisory fee to the Advisor, the Board also considered the fact that affiliates would provide shareholder servicing and administrative services to the Fund for which they would receive compensation. The Board also considered whether the Advisor had the financial wherewithal to provide a high level of services to the Fund. The Board also considered that the Advisor would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. The Board noted that the Advisor had agreed to reimburse expenses of the Fund above a certain level. Based upon its review, the Board concluded that the Advisor's anticipated level of profitability from its relationship with the Fund was reasonable.

The Board considered the effect of the Fund's current size and potential growth on its performance and expenses. The Board took into account that the Fund might achieve operational efficiencies by joining the Calvert Group of Funds. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not appropriate given the Fund's current size. The Board noted that if the Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionately more than certain other expenses.

In approving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

Conclusions

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) performance of the Fund is satisfactory in relation to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund's proposed advisory fee is reasonable in relation to the services to be provided by the Advisor. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

Shareholder Meeting Results

A special shareholder meeting was held on December 5, 2008, by the Summit Short-Term Government Fund of Summit Mutual Funds, Inc. for the purpose of considering and voting on the issues below. The voting results were as follows:

  To approve an Investment Advisory Agreement with Calvert Asset Management Company, Inc.

For	Against	Abstain	Broker Non-Votes
681,383.432	0	0	1,054.000

  To elect the Board of Directors of Summit Mutual Funds, Inc.

Name of Director	For	Withhold
Frank H. Blatz, Jr.	682,437.432	0
Alice Gresham	682,437.432	0
Barbara J. Krumsiek	682,437.432	0
M. Charito Kruvant	682,437.432	0
William Lester	682,437.432	0
Cynthia Milligan	682,437.432	0
Arthur J. Pugh	682,437.432	0

  To ratify the selection of auditors, KPMG, LLP for the Summit Mutual Funds, Inc.

For	Against	Abstain
682,437.432	0	0

4. To authorize the Board of Directors of the Summit Mutual Funds, Inc. and Calvert Asset Management Company, Inc. to enter into and materially amend agreements with investment subadvisors on behalf of the Funds without obtaining shareholder approval.
For	Against	Abstain	Broker Non-Votes
681,383.432	0	0	1,054.000

Calvert Short-Term Government Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
Short-Term Government Fund
High-Yield Bond Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Large Cap Value Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Global Alternative Energy Fund
Calvert International Opportunities Fund
Calvert Global Water Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper using soy-based inks


Calvert

E-Delivery Sign-up -- details inside

March 31, 2009

Semi-Annual Report

Summit Large Cap Growth Fund

[UNIFI Logo]

[Summit Logo]

[Calvert Logo]

Shareholder Letter
1

Shareholder Expense Example
3

Statement of Net Assets
4

Statement of Operations
9

Statements of Changes in Net Assets
10

Notes to Financial Statements
11

Financial Highlights
14

Explanation of Financial Tables
15

Proxy Voting and Availability of Quarterly Portfolio Holdings
16

Basis for Board's Approval of Investment Advisory Contract
16

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Managed by Summit Investment Partners, Inc.

Dear Shareholders:

Performance Summary

Summit Large Cap Growth Fund A shares (at NAV) returned -27.18% for the six-month period ended March 31, 2009, slightly underperforming the Russell 1000 Growth Index, which returned -25.97%.

Investment Climate

The six-month period beginning September 30, 2008 and ending March 31, 2009 capped off a difficult first three quarters of 2008 when the Russell 1000 Growth Index declined 20.3%. Although down significantly, the markets were orderly through the summer of 2008. Problems within the financial sector were handled on a case-by-case basis and the fall-out was relatively contained.

The reporting period was one of the most difficult investment environments in recent history, making the first three quarters of 2008 look relatively calm in comparison. All confidence in the global financial system was nearly lost when Lehman Brothers collapsed in mid-September. The ramifications of wiping out both its common and preferred shareholders took several weeks to be realized by the markets, which traded down sharply. Many other financial markets began to falter, as the fear of counterparty exposure and further failures seized the markets. Overnight lending ground to a halt, severely hitting the fixed-income markets. The Russell 1000 Growth Index dropped more than 28% during October before recovering to a loss of 17.6% by month-end.

From November through March, the Russell 1000 Growth Index declined another 10.1%. Investors seemed to trade more on fear and momentum than on fundamentals, although fundamentals clearly deteriorated. Federal intervention, while generally considered essential during the period, added to the uncertainty of the markets as governments around the world introduced and then modified many actions and programs.

Portfolio Strategy

Overall, the fact that the Fund performed relatively close to the benchmark was a feat, especially considering the significant market swings and volatility in large absolute sector returns. Materials was the best-performing sector in the Fund, up 4.9%. Financials was the worst, down 39.6%. Utilities and Energy stocks helped relative performance the most, while Industrials and Information Technology detracted the most.

Strength from Utilities came from an underweight to the sector as well as positive stock selection within the sector. Florida Power & Light finished up during the period as investors saw it as a safe haven. Within the Energy sector, the most benefit came from an underweight to the coal industry. Coal stocks fell more than 50% during the quarter--an exposure the portfolio largely avoided.

While Industrials detracted from performance as a whole, the Fund's holdings in the sector consisted primarily of positive contributors. The underperformance was mostly due to General Electric, which came under tremendous pressure when the market labeled it a financial stock and sold it off accordingly. In an effort to control risk and limit the exposure, we reduced the Fund's position in GE.

In Information Technology, software firm Adobe was the primary reason for the sector underperformance. The stock fell about 46% because of softening product demand, although we expect the decline to be temporary.1

Outlook

After all the market turmoil and sharp declines, valuations for stocks now seem reasonable in our opinion. Total estimated operating profits for companies in the Standard & Poor's 500 Index (S&P 500) are around $60 for 2009 and $75 for 2010--although some estimates are as low as $40 for 2009--compared with $67 for 2008. With the S&P 500 currently running around the 820 level, the market is trading at almost 14 times 2009 estimated earnings. That level appears reasonable given the expected earnings growth for

Portfolio Statistics
March 31, 2009
Investment Performance
(total return at NAV*)
	6 Months ended 3/31/09	12 Months ended 3/31/09
Class A	-27.18%	-33.34%
Class I	-27.09%	-33.17%
Russell 1000 Growth
Index**	-25.97%	-34.28%
Lipper Large-Cap Growth Funds Avg.	-26.00%	-35.31%

* Investment performance at NAV does not reflect the deduction of the Fund's maximum 4.75% front-end sales charge or any deferred sales charge.

** Source: Lipper Analytical Services, Inc.

Portfolio Statistics
March 31, 2009
Economic Sectors	% of Total Investments
Consumer Discretionary	9.8%
Consumer Staples	13.2%
Energy	7.8%
Financial	4.1%
Health Care	15.9%
Industrials	13.4%
Information Technology	30.3%
Materials	4.0%
Utilities	1.5%
Total	100%

Ten Largest Stock Holdings
% of Net Assets
Microsoft Corp.	3.6%
Apple, Inc.	3.5%
International Business Machines Corp.	3.2%
Intel Corp.	3.1%
Philip Morris International, Corp.	2.7%
Abbott Laboratories, Inc.	2.6%
Wal-Mart Stores, Inc.	2.3%
Cisco Systems, Inc.	2.3%
PepsiCo, Inc.	2.3%
Google, Inc.	2.1%
Total	27.7%

Portfolio Statistics
March 31, 2009
Average Annual Total Returns
(with max load if applicable)
Class A Shares
One year	-36.51%
Since Inception	-19.01%
(12/28/06)
Class I Shares*
One year	-33.17%
Since Inception	-17.02%
(12/28/06)

Performance does not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance does not predict future results.

*Summit Large Cap Growth Fund first offered Class I shares on February 1, 2007. Performance results for Class I shares prior to that date reflected the performance of Class A shares at net asset value (NAV). Absent limitation of expenses during certain periods shown, performance would have been lower.

________________________________________

2010, generally low interest rates, and an attractive 3.5% average dividend yield.

After positioning the Fund relatively conservatively to withstand the market turmoil, we have begun moving it into more aggressive positions. We believe this will yield greater returns as the market starts to anticipate the eventual economic recovery and investors once again increase their demand for risk.

April 2009

1. All returns shown for individual holdings reflect that part of the reporting period the holdings were held.

As of March 31, 2009, the following companies represented the following percentages of Fund net assets: Florida Power & Light 1.5%, General Electric 0.7%, and Adobe 0.8%.

All portfolio holdings are subject to change without notice.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period* 10/1/08 - 3/31/09
Class A
Actual	$1,000.00	$728.20	$5.82
Hypothetical	$1,000.00	$1,018.20	$6.79
(5% return per year before expenses)
Class I
Actual	$1,000.00	$729.10	$4.74
Hypothetical	$1,000.00	$1,019.45	$5.54
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.35% and 1.10% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365.

Statement of Net Assets
March 31, 2009
Equity Securities - 99.8%	Shares	Value
Aerospace & Defense - 2.8%
Boeing Co.	130	$4,626
Lockheed Martin Corp.	40	2,761
Raytheon Co.	180	7,009
United Technologies Corp.	110	4,728
		19,124

Air Freight & Logistics - 0.9%
FedEx Corp.	140	6,229

Beverages - 3.6%
Coca-Cola Co.	210	9,229
PepsiCo, Inc.	310	15,959
		25,188

Biotechnology - 4.3%
Celgene Corp.*	200	8,880
Genzyme Corp.*	130	7,721
Gilead Sciences, Inc.*	280	12,969
		29,570

Capital Markets - 2.7%
Charles Schwab Corp.	270	4,185
Eaton Vance Corp.	180	4,113
Goldman Sachs Group, Inc.	60	6,361
T. Rowe Price Group, Inc.	130	3,752
		18,411

Chemicals - 3.0%
Monsanto Co.	120	9,972
Praxair, Inc.	160	10,766
		20,738

Commercial Services & Supplies - 1.0%
Copart, Inc.*	140	4,153
Corrections Corp. of America*	210	2,690
		6,843

Communications Equipment - 4.3%
Cisco Systems, Inc.*	960	16,099
Juniper Networks, Inc.*	240	3,614
QUALCOMM, Inc.	260	10,117
		29,830

Computers & Peripherals - 8.8%
Apple, Inc.*	230	24,177
Hewlett-Packard Co.	450	14,427
International Business Machines Corp.	230	22,285
		60,889

Equity Securities - Cont'd	Shares	Value
Construction & Engineering - 0.4%
Fluor Corp.	90	$3,110

Consumer Finance - 0.7%
American Express Co.	330	4,498

Diversified Consumer Services - 0.5%
Apollo Group, Inc.*	40	3,133

Electric Utilities - 1.5%
Exelon Corp.	100	4,539
FPL Group, Inc.	120	6,088
		10,627

Electrical Equipment - 3.1%
Emerson Electric Co.	220	6,288
First Solar, Inc.*	30	3,981
Roper Industries, Inc.	260	11,037
		21,306

Electronic Equipment & Instruments - 0.7%
Dolby Laboratories, Inc.*	140	4,775

Energy Equipment & Services - 3.3%
Helmerich & Payne, Inc.	160	3,643
National Oilwell Varco, Inc.*	200	5,742
Schlumberger Ltd.	250	10,155
Transocean Ltd.*	60	3,531
		23,071

Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	80	3,705
SYSCO Corp.	160	3,648
Walgreen Co.	130	3,375
Wal-Mart Stores, Inc.	310	16,151
		26,879

Food Products - 0.4%
General Mills, Inc.	60	2,993

Health Care Equipment & Supplies - 4.4%
Baxter International, Inc.	190	9,732
Becton Dickinson & Co.	100	6,724
Edwards Lifesciences Corp.*	120	7,275
St. Jude Medical, Inc.*	100	3,633
Varian Medical Systems, Inc.*	100	3,044
		30,408

Health Care Providers & Services - 1.3%
Laboratory Corp. of America Holdings*	50	2,924
Medco Health Solutions, Inc.*	140	5,788
		8,712

Health Care Technology - 0.5%
Cerner Corp.*	80	3,518

Equity Securities - Cont'd	Shares	Value
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc.*	80	$5,310
McDonald's Corp.	180	9,823
		15,133

Household Products - 2.5%
Colgate-Palmolive Co.	140	8,257
Procter & Gamble Co.	200	9,418
		17,675

Industrial Conglomerates - 1.7%
3M Co.	140	6,961
General Electric Co.	480	4,853
		11,814

Internet & Catalog Retail - 1.6%
Amazon.com, Inc.*	150	11,016

Internet Software & Services - 3.1%
Google, Inc.*	42	14,619
Yahoo!, Inc.*	550	7,045
		21,664

IT Services - 2.6%
Accenture Ltd.	180	4,948
Automatic Data Processing, Inc.	140	4,922
Visa, Inc.	70	3,892
Western Union Co.	350	4,400
		18,162

Life Sciences - Tools & Services - 1.7%
Illumina, Inc.*	140	5,214
Thermo Fisher Scientific, Inc.*	190	6,777
		11,991

Machinery - 1.8%
Caterpillar, Inc.	120	3,355
Illinois Tool Works, Inc.	160	4,936
Parker Hannifin Corp.	130	4,418
		12,709

Media - 1.3%
Comcast Corp.	380	5,183
Walt Disney Co.	220	3,995
		9,178

Metals & Mining - 1.0%
Newmont Mining Corp.	90	4,028
Nucor Corp.	80	3,054
		7,082

Multiline Retail - 1.6%
Kohl's Corp.*	90	3,809
Target Corp.	220	7,566
		11,375

Equity Securities - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	190	$12,776
Devon Energy Corp.	80	3,575
Hess Corp.	60	3,252
Occidental Petroleum Corp.	130	7,234
Peabody Energy Corp.	150	3,756
		30,593

Pharmaceuticals - 3.7%
Abbott Laboratories, Inc.	380	18,126
Bristol-Myers Squibb Co.	200	4,384
Novartis AG (ADR)	80	3,026
		25,536

Road & Rail - 1.7%
Burlington Northern Santa Fe Corp.	130	7,820
Genesee & Wyoming, Inc.*	180	3,825
		11,645

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	1,420	21,371

Software - 7.6%
Adobe Systems, Inc.*	270	5,775
ANSYS, Inc.*	140	3,514
Microsoft Corp.	1,340	24,616
Oracle Corp.*	610	11,023
Salesforce.com, Inc.*	240	7,855
		52,783

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	100	4,108
Guess?, Inc.	220	4,638
Lowe's Co.'s, Inc.	150	2,737
Urban Outfitters, Inc.*	230	3,765
		15,248

Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc., Class B	60	2,813

Thrifts & Mortgage Finance - 0.8%
People's United Financial, Inc.	320	5,750

Tobacco - 2.7%
Philip Morris International, Inc.	530	18,857

Total Equity Securities (Cost $873,504)		692,247

TOTAL INVESTMENTS (Cost $873,504) - 99.8%		692,247
Other assets and liabilities, net - 0.2%		1,531
Net Assets - 100%		$693,778

Net Assets Consist Of:
Paid-in capital applicable to the following shares of common stock outstanding
$.10 par value, 40,000,000 shares authorized:
Class A: 1,027 shares outstanding		$32,651
Class I: 20,239 shares outstanding		1,037,894
Undistributed net investment income		1,366
Accumulated net realized gain (loss) on investments		(196,876)
Net unrealized appreciation (depreciation) on investments		(181,257)

Net Assets		$693,778

Net Asset Value Per Share
Class A (based on net assets of $33,390)		$32.51
Class I (based on net assets of $660,388)		$32.63

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipt

See notes to financial statements.

Statement of Operations
Six Months Ended March 31, 2009
Net Investment Income
Investment Income:
Dividend Income (net of foreign taxes withheld of $21)	$6,737
Interest income	23
Total investment income	6,760

Expenses:
Investment advisory fee	2,611
Transfer agency fees and expenses	13,283
Distribution Plan expenses:
Class A	43
Directors' fees and expenses	61
Administrative fees	348
Custodian fees	3,118
Accounting fees	3,323
Registration fees	9,151
Reports to shareholders	141
Professional fees	7,860
Contract services	3,143
Miscellaneous	1,722
Total expenses	44,804
Reimbursement from Advisor:
Class A	(5,431)
Class I	(35,501)
Net expenses	3,872

Net Investment Income	2,888

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(154,746)
Change in unrealized appreciation or (depreciation)	(99,171)

Net Realized and Unrealized Gain (Loss)
on Investments	(253,917)

Increase (Decrease) in Net Assets
Resulting From Operations	($251,029)

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$2,888	$1,556
Net realized gain (loss)	(154,746)	(30,110)
Change in unrealized appreciation or (depreciation)	(99,171)	(166,824)

Increase (Decrease) in Net Assets
Resulting From Operations	(251,029)	(195,378)

Distributions to shareholders from:
Net investment income:
Class A shares	(104)	--
Class I shares	(2,974)	(807)
Total distributions	(3,078)	(807)

Capital share transactions:
Shares sold:
Class A shares	24,702	2,131
Class I shares	72,296	92,609
Reinvestment of distributions:
Class A shares	104	--
Class I shares	2,974	807
Shares redeemed:
Class A shares	(8,552)	(2,972)
Class I shares	(71,064)	(50,493)
Total capital share transactions	20,460	42,082

Total Increase (Decrease) in Net Assets	(233,647)	(154,103)

Net Assets
Beginning of period	927,425	1,081,528
End of period (including undistributed net investment
income of $1,366 and $1,556, respectively)	$693,778	$927,425

Capital Share Activity
Shares sold:
Class A shares	721	39
Class I shares	2,138	1,814
Reinvestment of distributions:
Class A shares	3	--
Class I shares	91	15
Shares redeemed:
Class A shares	(250)	(58)
Class I shares	(2,066)	(991)
Total capital share activity	637	819

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Summit Large Cap Growth Fund (the "Fund"), a series of Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers two classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

On December 12, 2008, Calvert Asset Management Company, Inc. ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit"), an affiliated entity, whereby CAMCO acquired Summit's mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the Fund's net asset value determination, that are expected to materially affect the value of those securities then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 -- Quoted Prices	$692,247
Level 2 -- Other Significant Observable Inputs	--
Level 3 -- Significant Unobservable Inputs	--
Total	$692,247

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund's federal tax returns for any prior open fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert") which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .75% of the Fund's average daily net assets. Under the terms of the agreement, $421 was payable at period end. In addition, $761 was receivable from the Advisor at period end for reimbursement of operating expenses paid during March 2009. Prior to December 12, 2008, Summit Investment Partners, Inc., ("Summit") served as the Advisor. Summit is a wholly-owned subsidiary of Union Central Life Insurance Company, an indirect subsidiary of UNIFI Holding Company. Summit received an annual fee, payable monthly, of .75% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit net annual fund operating expenses through December 12, 2010. The contractual expense cap is 1.35% for Class A and 1.10% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% for Class A and Class I based on their average daily net assets. Under the terms of the agreement, $56 was payable at period end. Prior to December 12, 2008, Summit provided administrative services for the Fund and received an annual fee, payable monthly, of .10% of the Fund's average daily net assets.

Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25% annually of the average daily net assets of Class A. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25% of the average daily net assets of Class A. Class I shares do not have Distribution Plan expenses. Under the terms of the agreement, $7 was payable at period end. Prior to December 12, 2008, Quasar Distributors, LLC was the distributor and principal underwriter for the Fund and received an annual fee, payable monthly, of .25% of the average daily net assets of Class A.

Calvert Shareholder Services, Inc. ("CSSI") is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $46 for the six months ended March 31, 2009. Under the terms of the agreement, $11 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent. Prior to December 12, 2008, U.S. Bancorp Fund Services, LLC served as the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served. Prior to December 12, 2008, each Director of the Fund who was not an employee of Summit or its affiliates received a fee of $2,500 for each Board meeting attended ($600 for Committee meetings) plus an annual fee of $17,000. Committee chairs and the Lead Director received additional fees for their service.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $339,606 and $316,093, respectively.

The cost of investments owned at March 31, 2009 for federal income tax purposes was $880,679. Net unrealized depreciation aggregated $188,432, of which $13,595 related to appreciated securities and $202,027 related to depreciated securities. Net realized capital loss carryforward of $8,167 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2016.

Note D -- Other

Change in Independent Accountant

On December 12, 2008, Calvert Asset Management Company, Inc ("CAMCO") consummated a transaction with Summit Investment Partners, Inc. ("Summit") whereby CAMCO acquired Summit's mutual fund business. In connection with this transaction, Deloitte & Touche LLP ("Deloitte") resigned in the normal course of business as independent accountant to Summit Mutual Funds, Inc. ("Fund"). KPMG LLP was selected as the Fund's independent accountant and principal accountant to audit the Fund's financial statements. The Fund's selection of KPMG as its independent accountant was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Directors.

The reports on the financial statements audited by Deloitte for the years ended September 30, 2008 and prior for the Fund did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Deloitte would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years. There were no reportable events as described in paragraph (a)(1)(v) of Item 304(a) of SEC Regulation S-K.

Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A	2009 (z)	2008	2007^
Net asset value, beginning	$44.78	$54.51	$50.00
Income from investment operations
Net investment income	.10	(.05)	(.05)
Net realized and unrealized gain (loss)	(12.27)	(9.68)	4.56
Total investment operations	(12.17)	(9.73)	4.51
Distributions from
Net investment income	(.10)	--	--
Total distributions	(.10)	--	--
Total increase (decrease) in net asset value	(12.27)	(9.73)	4.51
Net asset value, ending	$32.51	$44.78	$54.51

Total return*	(27.18%)	(17.85%)	9.02%
Ratios to average net assets:A
Net investment income	.58% (a)	(.09%)	(.03%) (a)
Total expenses	33.17% (a)	9.65%	16.22% (a)
Expenses before offsets	1.35% (a)	1.35%	1.35% (a)
Net expenses	1.35% (a)	1.35%	1.35% (a)
Portfolio turnover	43%	42%	46%
Net assets, ending (in thousands)	$33	$25	$31

		Periods Ended
	March 31,	September 30,	September 30,
Class I	2009 (z)	2008	2007^^
Net asset value, beginning	$44.96	$54.60	$50.73
Income from investment operations
Net investment income	.14	.08	.04
Net realized and unrealized gain (loss)	(12.32)	(9.68)	3.83
Total investment operations	(12.18)	(9.60)	3.87
Distributions from
Net investment income	(.15)	(.04)	--
Total distributions	(.15)	(.04)	--
Total increase (decrease) in net asset value	(12.33)	(9.64)	3.87
Net asset value, ending	$32.63	$44.96	$54.60

Total return*	(27.09%)	(17.59%)	7.63%
Ratios to average net assets:A
Net investment income	.84% (a)	.16%	.20% (a)
Total expenses	11.82% (a)	9.40%	14.12% (a)
Expenses before offsets	1.10% (a)	1.10%	1.10% (a)
Net expenses	1.10% (a)	1.10%	1.10% (a)
Portfolio turnover	43% (a)	42%	46%
Net assets, ending (in thousands)	$660	$903	$1,050

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^ From December 28, 2006, inception.

^^ From February 1, 2007, inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative service fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Basis for Board's Approval of Investment Advisory and Investment Subadvisory Contracts

At a meeting held on December 4, 2008, the Board of Directors, and by a separate vote, the disinterested Directors, initially approved the Investment Advisory Agreement between the Fund and Calvert Asset Management Company, Inc. (the "Advisor") and the Investment Subadvisory Agreement between the Advisor and Summit Investment Partners, Inc. ("Summit" or the "Subadvisor") with respect to the Fund.

At the December 4, 2008 meeting, and in connection with the Advisor's impending purchase of the mutual fund business of Summit, the Board, effective as of December 12, 2008, terminated the Fund's current investment advisory agreement with Summit and approved the selection of the Advisor and Summit as investment advisor and subadvisor, respectively, to the Fund. In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services to be provided to the Fund by the Advisor and its affiliates.

The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the approval of the Investment Advisory Agreement and the Investment Subadvisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed approval of the Investment Advisory Agreement and Investment Subadvisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services to be provided by the Advisor, including the personnel who would be providing such services; the Advisor's financial condition; the level and method of computing the Fund's proposed advisory fee; performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor; the Advisor's process for monitoring "best execution"; the direct and indirect benefits, if any, to be derived by the Advisor from its relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services to be provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor in connection with the Calvert Group of Funds' annual contract review in December 2008 relating to the Advisor's operations and personnel, including, among other information, biographical information on the Advisor's supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board's familiarity with the Advisor's management through Board of Directors' meetings, discussions and other reports. The Board considered the Advisor's current level of staffing and overall resources. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board discussed the Advisor's effectiveness in monitoring the performance of other funds' subadvisors and the Advisor's timeliness in responding to performance issues with respect to those funds. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund's performance, the Board considered the Advisor's discussion of the Fund's performance under Summit's management. The Board noted that year to date through December 2, 2008, the Fund had outperformed the Russell 1000 Growth Total Return Index. The Board took into account that the portfolio management team currently managing the Fund would continue to manage the Fund after the Advisor and Subadvisor became investment advisor and subadvisor, respectively. Based upon its review, the Board concluded that the Fund's performance was satisfactory.

In considering the Fund's fees and expenses, the Board considered the Advisor's discussion of the Fund's fees and expenses. The Board noted that the Fund would pay the same advisory fee to the Advisor as it currently paid to Summit. The Board took into account that the Advisor had agreed to limit the Fund's net annual operating expenses through December 12, 2010 to the level in effect for the Fund on November 30, 2008. The Board also considered the impact of the size of the Fund on its expenses. The Board noted that the Advisor would pay the Subadvisor's subadvisory fee with respect to the Fund. Based upon its review, the Board determined that the proposed advisory fee was reasonable in view of the quality of services to be provided to the Fund by the Advisor.

The Board reviewed the Advisor's anticipated level of profitability from its relationship with the Fund. In reviewing the anticipated profitability of the advisory fee to the Advisor, the Board also considered the fact that affiliates would provide shareholder servicing and administrative services to the Fund for which they would receive compensation. The Board also considered whether the Advisor had the financial wherewithal to provide a high level of services to the Fund. The Board also considered that the Advisor would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. The Board noted that the Advisor had agreed to reimburse expenses of the Fund above a certain level and also would pay the subadvisory fee to the Subadvisor. Based upon its review, the Board concluded that the Advisor's anticipated level of profitability from its relationship with the Fund was reasonable.

The Board considered the effect of the Fund's current size and potential growth on its performance and expenses. The Board took into account that the Fund might achieve operational efficiencies by joining the Calvert Group of Funds. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not appropriate given the Fund's current size. The Board noted that if the Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionately more than certain other expenses.

In approving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

In evaluating the Investment Subadvisory Agreement, the disinterested Directors considered information provided by the Subadvisor in connection with the Calvert Group of Funds' annual contract review in December 2008 relating to the Subadvisor's operations, personnel, investment philosophy, strategies and techniques. Among other information, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.

The Board approved the Investment Subadvisory Agreement between the Subadvisor and the Advisor based on a number of factors relating to the Subadvisor's ability to perform under the Investment Subadvisory Agreement. In the course of its deliberations, the Board evaluated, among other factors: the nature, extent and quality of the services to be provided by the Subadvisor; the Subadvisor's management style and long-term performance record; the Fund's performance record and the Subadvisor's performance in employing its investment strategies; the Subadvisor's current level of staffing and its overall resources; the qualifications and experience of the Subadvisor's personnel; the Subadvisor's financial condition with respect to its ability to perform the services required under the Investment Subadvisory Agreement; the Subadvisor's compliance systems, including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Subadvisor under the Investment Subadvisory Agreement.

As noted above, the Board considered the Fund's performance under Summit's management. The Board took into account that the portfolio management team that was currently managing the Fund would continue to manage the Fund after the Advisor and Summit became investment advisor and subadvisor, respectively. The Board also took into account the expertise and resources the Advisor would devote to monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

In considering the cost of services to be provided by the Subadvisor and the anticipated level of profitability to the Subadvisor of its relationship with the Fund, the Board noted that the Advisor and Subadvisor were affiliated and the proposed subadvisory fee under the Investment Subadvisory Agreement would be paid by the Advisor out of the advisory fee that the Advisor would receive under the Investment Advisory Agreement. Based upon its review, the Board determined that the proposed subadvisory fee was reasonable. Because the Advisor would pay the Subadvisor's subadvisory fee, the cost of services to be provided by the Subadvisor and the anticipated level of profitability to the Subadvisor from its relationship with the Fund were not material factors in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Subadvisor's management of the Fund to be a material factor in its consideration.

In approving the Investment Subadvisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

Conclusions

The Board reached the following conclusions regarding the Investment Advisory Agreement and the Investment Subadvisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Subadvisor is qualified to manage the Fund's assets in accordance with the Fund's investment objective and policies; (c) the Advisor and Subadvisor maintain appropriate compliance programs; (d) the Subadvisor is likely to execute its investment strategies consistently over time; (e) performance of the Fund is satisfactory in relation to relevant indices; and (f) the Fund's proposed advisory and subadvisory fees are reasonable in relation to the services to be provided by the Advisor and the Subadvisor. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement and the Investment Subadvisory Agreement would be in the interests of the Fund and its shareholders and that the Subadvisor's service as subadvisor to the Fund did not involve a conflict of interest from which the Advisor or Subadvisor would derive an inappropriate advantage.

Shareholder Meeting Results

A special shareholder meeting was held on December 5, 2008, by the Summit Large Cap Growth Fund of Summit Mutual Funds, Inc. for the purpose of considering and voting on the issues below. The voting results were as follows:

  To approve an Investment Advisory Agreement with Calvert Asset Management Company, Inc.

For	Against	Abstain
18,631.233	0	0

  To approve an Investment Subadvisory Agreement with Summit Investment Partners, Inc.

For	Against	Abstain
18,631.233	0	0

  To elect the Board of Directors of Summit Mutual Funds, Inc.

Name of Director	For	Withhold
Frank H. Blatz, Jr.	18,631.233	0
Alice Gresham	18,631.233	0
Barbara J. Krumsiek	18,631.233	0
M. Charito Kruvant	18,631.233	0
William Lester	18,631.233	0
Cynthia Milligan	18,631.233	0
Arthur J. Pugh	18,631.233	0

  To ratify the selection of auditors, KPMG, LLP for the Summit Mutual Funds, Inc.

For	Against	Abstain
18,631.233	0	0

5. To authorize the Board of Directors of the Summit Mutual Funds, Inc. and Calvert Asset Management Company, Inc. to enter into and materially amend agreements with investment subadvisors on behalf of the Funds without obtaining shareholder approval.
For	Against	Abstain
18,631.233	0	0

Summit Large Cap Growth Fund

Calvert Information

To Open an Account
800-317-2274

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-317-2274
Brokers: 800-368-2746
TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
Short-Term Government Fund
High-Yield Bond Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Large Cap Value Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Global Alternative Energy Fund
Calvert International Opportunities Fund
Calvert Global Water Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper using soy-based inks


Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.
  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. On December 12, 2008, Calvert Asset Management Company, Inc ("CAMCO") consummated a transaction with Summit Investment Partners, Inc.("Summit") whereby CAMCO acquired Summit's mutual fund business. In connection with this transaction, the registrant adopted Calvert's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SUMMIT MUTUAL FUNDS, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairman -- Principal Executive Officer
Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer
Date: May 28, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: May 28, 2009